Biological Assets (Details 1) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Estimated selling price per lb	$ 840	$ 591
Impact of change in estimated selling price	$ 37,747	$ 39,702
Estimated stage of growth	60.00%	72.00%
Impact of change in estimated stage of growth	$ 30,970	$ 31,658
Estimated flower yield per harvest (lb)	$ 263	$ 278
Impact of change in estimated flower yield	$ 30,970	$ 31,358